Consolidated Statements of Equity (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension and OPEB adjustments income tax benefit (in Dollars)	$ 312	$ 3,282	$ 864
Purchase of treasury shares - shares purchased (in Shares)			31,250
Issuance of treasury shares - shares (in Shares)	6,000	6,000	128,750
Cash dividends - per share amount (in Dollars per share)	$ 0.390	$ 0.354	$ 0.336